Non-controlling interest - Summarized income statement - (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenue	$ 205,118	$ 143,180
Income before income tax	9,488	(6,964)
Income tax expense	(10,348)	(5,757)
Total income (loss)	(860)	(12,721)
Total income (loss) attributable to non-controlling interests	3,785	(456)
Corona
Disclosure of subsidiaries [line items]
Revenue	154,153	97,290
Income before income tax	30,855	1,400
Income tax expense	(10,014)	(3,913)
Total income (loss)	20,841	(2,513)
Total income (loss) attributable to non-controlling interests	3,785	(456)
Dividends paid to non-controlling interests	$ 3,372	$ 495